Financial and Non-Financial Assets and Liabilities (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	kr 1,021,330	kr 804,784
Financial Liabilities, Carrying Amount	161,340	56,877
Contingent consideration	50,614
Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	48,969
Contingent consideration	48,969
Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	83,503	45,291
Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	28,868	11,586
Provisions
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	55,361
Provisions | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	48,969
Provisions | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	0
Provisions | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	6,392
Other non-current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	878	3,584
Financial Liabilities, Fair Value	0
Other non-current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	878
Other non-current liabilities | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	0
Accounts payable
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	53,827	24,384
Accounts payable | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	0
Accounts payable | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	53,827	24,384
Accounts payable | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	0
Other current liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	9,888	3,394
Other current liabilities | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	0
Other current liabilities | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	3,908	2,486
Other current liabilities | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	5,980	908
Accrued expenses and deferred revenue
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	41,386	25,515
Accrued expenses and deferred revenue | Financial Liabilities Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Fair Value	0
Accrued expenses and deferred revenue | Financial Liabilities Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	24,890	14,837
Accrued expenses and deferred revenue | Non Financial Liabilities
Financial and Non-Financial Assets and Liabilities
Financial Liabilities, Carrying Amount	16,496	10,678
Financial Assets Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Assets, Fair Value	0	399
Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	998,641	802,065
Non Financial Assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	22,689	2,320
Non-current financial assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	2,225	1,939
Non-current financial assets | Financial Assets Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Assets, Fair Value	0
Non-current financial assets | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	2,225	1,939
Non-current financial assets | Non Financial Assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	0
Account receivables
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		46,586
Account receivables | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount		46,586
Other current assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	22,801	2,719
Other current assets | Financial Assets Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Assets, Fair Value	0	399
Other current assets | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	112
Other current assets | Non Financial Assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	22,689	2,320
Cash
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	996,304	753,540
Cash | Financial Assets Measured at Fair Value through Profit or Loss
Financial and Non-Financial Assets and Liabilities
Financial Assets, Fair Value	0
Cash | Financial Assets Measured at Amortized Cost
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	996,304	753,540
Cash | Non Financial Assets
Financial and Non-Financial Assets and Liabilities
Financial Assets, Carrying Amount	0
Currency options
Financial and Non-Financial Assets and Liabilities
Financial Assets, Fair Value	kr 0	kr 399